Other Comprehensive Income (Loss) Components of Other Comprehensive Income (Loss) Including Reclassification Adjustments by Income Statement Additional Information (Detail) $ in Millions	Dec. 31, 2022 USD ($)
Statement of Comprehensive Income [Abstract]
Net unrealized losses on forecasted transactions, expected to reclassify into interest expense within the next 12 months	$ (0.5)